COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Rental Payments
At June 30, 2018 future minimum rental payments required under operating leases for the remainder of 2018 and thereafter are as follows for the Successor Company:

2018	$682,730
2019	1,202,361
2020	918,872
2021	822,439
2022	738,385
2023	753,692
Thereafter	1,438,239
$6,556,718